Commitments and contingent obligations - Schedule of Outstanding Commitments for Installment Payments for Vessels (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 651,469
2016	402,622
Purchase obligations for additional vessels	$ 1,054,091